BUSINESS SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
NOTE 13:	BUSINESS SEGMENT INFORMATION

The Company manages its business according to three regional segments: the Americas, Europe and Asia. The Company considers its chief executive officer to be the Company’s chief operating decision maker. The Company’s chief operating decision maker manages business operations, evaluates performance and allocates resources based on the regional segments’ net revenues and operating income.

Effective as of the beginning of 2015, the Company’s regional licensing revenue, previously recorded centrally in the Company’s Americas region, was revised to be recorded in the Company’s respective regions. Regional licensing revenues are not significant to any of the Company’s regional segments individually in any of the periods presented herein, and accordingly, business segment information for the prior-year period has not been revised.

Business segment information for the Company is as follows:

	Three Months Ended
	March 1, 2015	February 23, 2014
	(Dollars in thousands)
Net revenues:
Americas	$574,087	$626,836
Europe	277,488	300,426
Asia	203,500	202,728

Total net revenues	$1,055,075	$1,129,990

Operating income:
Americas	$102,292	$111,052
Europe	58,189	71,406
Asia	47,340	46,902

Regional operating income	207,821	229,360
Corporate:
Restructuring, net	4,338	57,935
Restructuring-related charges	8,007	6,441
Other corporate staff costs and expenses	88,031	71,328

Corporate expenses	100,376	135,704

Total operating income	107,445	93,656
Interest expense	(23,312)	(31,829)
Other income (expense), net	(26,028)	4,183

Income before income taxes	$58,105	$66,010

NOTE 20:	BUSINESS SEGMENT INFORMATION

The Company manages its business according to three regional segments: the Americas, Europe and Asia. The Company considers its chief executive officer to be the Company’s chief operating decision maker. The Company’s chief operating decision maker manages business operations, evaluates performance and allocates resources based on the regional segments’ net revenues and operating income. The Company reports net trade receivables and inventories by segment as that information is used by the chief operating decision maker in assessing segment performance. The Company does not report its other assets by segment as that information is not used by the chief operating decision maker in assessing segment performance.

Effective as of the beginning of 2014, the Company’s reporting segments were revised to combine its Middle East and North Africa markets, previously managed by the Company’s Europe region, with the Company’s Asia region. Financial information attributable to these markets are not significant to any of the Company’s regional segments individually in any of the periods presented herein, and accordingly, business segment information for the prior periods have not been revised.

Business segment information for the Company is as follows:

	Year Ended
	November 30, 2014	November 24, 2013	November 25, 2012
	(Dollars in thousands)
Net revenues:
Americas	$2,862,867	$2,851,037	$2,749,327
Europe	1,143,313	1,103,487	1,103,212
Asia	747,812	727,167	757,654

Total net revenues	$4,753,992	$4,681,691	$4,610,193

Operating income:
Americas	$531,064	$510,496	$431,552
Europe	181,036	167,605	178,313
Asia	108,511	123,723	66,839

Regional operating income	820,611	801,824	676,704
Corporate:
Restructuring, net	128,425	—	—
Restructuring-related charges	27,621	—	—
Lump-sum pension settlement loss	30,666	—	—
Other corporate staff costs and expenses(1)	320,048	336,317	342,725

Corporate expenses	506,760	336,317	342,725

Total operating income	313,851	465,507	333,979
Interest expense	(117,597)	(129,024)	(134,694)
Loss on early extinguishment of debt	(20,343)	(689)	(8,206)
Other income (expense), net	(22,057)	(13,181)	4,802

Income before income taxes	$153,854	$322,613	$195,881

(1)	Included in other corporate staff costs and expenses for the year ended November 25, 2012, is an $18.8 million impairment charge related to the Company’s decision in the third quarter of 2012 to outsource distribution in Japan to a third party and close its owned distribution center in that country.

	Year Ended
	November 30, 2014	November 24, 2013	November 25, 2012
	(Dollars in thousands)
Depreciation and amortization expense:
Americas	$29,508	$37,520	$43,368
Europe	20,564	20,597	21,891
Asia	8,501	9,422	12,887
Corporate	50,901	48,181	44,462

Total depreciation and amortization expense	$109,474	$115,720	$122,608

	November 30, 2014
	Americas	Europe	Asia	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$322,501	$93,604	$48,468	$17,408	$481,981
Inventories	289,838	143,990	101,477	65,611	600,916
All other assets	—	—	—	1,841,176	1,841,176

Total assets					$2,924,073

	November 24, 2013
	Americas	Europe	Asia	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$288,360	$101,010	$40,520	$16,781	$446,671
Inventories	338,849	117,442	113,212	34,364	603,867
All other assets	—	—	—	2,076,880	2,076,880

Total assets					$3,127,418

Geographic information for the Company was as follows:

	Year Ended
	November 30, 2014	November 24, 2013	November 25, 2012
	(Dollars in thousands)
Net revenues:
United States	$2,490,994	$2,497,756	$2,412,647
Foreign countries	2,262,998	2,183,935	2,197,546

Total net revenues	$4,753,992	$4,681,691	$4,610,193

Deferred tax assets:
United States	$580,122	$567,984	$647,767
Foreign countries	80,742	66,121	81,373

Total deferred tax assets	$660,864	$634,105	$729,140

Long-lived assets:
United States	$322,329	$346,533	$353,567
Foreign countries	84,507	110,387	123,977

Total long-lived assets	$406,836	$456,920	$477,544